Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Accrued staff salaries	$ 70,768	$ 47,087
Accrued administrative expenses	222,070	182,176
Accrued offering costs		2,564
Government grant liability	96,154
Other payables	2,876	3,366
Total	$ 391,868	$ 235,193